Document and Entity Information	Mar. 29, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2016
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Aug. 28, 2015
UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Prospectus:
Trading Symbol	SPPXX
UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund
Prospectus:
Trading Symbol	STPXX
UBS Select Tax-Free Preferred Fund | UBS Select Tax-Free Preferred Fund
Prospectus:
Trading Symbol	SFPXX